                   FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE


                          SUPPLEMENT DATED MAY 1, 2016
                                       TO
                 PROSPECTUS DATED MAY 1, 2011 (AS SUPPLEMENTED)


This supplement revises information in the prospectus dated May 1, 2011 (as supplemented) for the Class S (offered between April 30, 2007 and October 7,
2011) and Class S -- L Share Option (offered between April 30, 2007 and October 7, 2011) variable annuity contracts issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 343-8496 to request a free copy. Upon request, financial statements for First MetLife Investors Insurance Company will be sent to you without charge.


1. HIGHLIGHTS


In the "HIGHLIGHTS" section, add the following disclosure to the last paragraph:


      There is no death benefit during the income phase, however, depending on the annuity option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed annuity payments) will be paid to your beneficiary(ies) (see "Annuity Payments (The Income Phase)" for more information).


2. PURCHASE


In the "PURCHASE" section under "Investment Allocation Restrictions for GMIB Plus III, GMIB Plus I and Lifetime Withdrawal Guarantee II," replace the list of available investment options with the following:


           o  AB Global Dynamic Allocation Portfolio
           o  Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
           o  American Funds(R) Balanced Allocation Portfolio
           o  American Funds(R) Moderate Allocation Portfolio
           o  AQR Global Risk Balanced Portfolio
           o  BlackRock Global Tactical Strategies Portfolio
           o  BlackRock Ultra-Short Term Bond Portfolio
           o  Invesco Balanced-Risk Allocation Portfolio
           o  JPMorgan Global Active Allocation Portfolio
           o  MetLife Asset Allocation 20 Portfolio
           o  MetLife Asset Allocation 40 Portfolio
           o  MetLife Asset Allocation 60 Portfolio
           o  MetLife Balanced Plus Portfolio
           o  MetLife Multi-Index Targeted Risk Portfolio
           o  PanAgora Global Diversified Risk Portfolio
           o  Pyramis(R) Managed Risk Portfolio
           o  Schroders Global Multi-Asset Portfolio
           o  SSGA Growth and Income ETF Portfolio

                                                                     SUPP-NYS516

In the "PURCHASE" section under "Investment Allocation Restrictions for Lifetime Withdrawal Guarantee I," replace the list of available investment options with the following:


           o  AB Global Dynamic Allocation Portfolio
           o  Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
           o  American Funds(R) Balanced Allocation Portfolio
           o  American Funds(R) Growth Allocation Portfolio
           o  American Funds(R) Moderate Allocation Portfolio
           o  AQR Global Risk Balanced Portfolio
           o  Barclays Aggregate Bond Index Portfolio
           o  BlackRock Global Tactical Strategies Portfolio
           o  BlackRock Ultra-Short Term Bond Portfolio
           o  Invesco Balanced-Risk Allocation Portfolio
           o  JPMorgan Global Active Allocation Portfolio
           o  MetLife Asset Allocation 20 Portfolio
           o  MetLife Asset Allocation 40 Portfolio
           o  MetLife Asset Allocation 60 Portfolio
           o  MetLife Asset Allocation 80 Portfolio
           o  MetLife Balanced Plus Portfolio
           o  MetLife Multi-Index Targeted Risk Portfolio
           o  PanAgora Global Diversified Risk Portfolio
           o  Pyramis(R) Government Income Portfolio
           o  Pyramis(R) Managed Risk Portfolio
           o  Schroders Global Multi-Asset Portfolio
           o  SSGA Growth and Income ETF Portfolio
           o  SSGA Growth ETF Portfolio


3. INVESTMENT OPTIONS


Replace the list of Investment Portfolios and Investment Portfolio investment adviser information under "INVESTMENT OPTIONS" in the prospectus with the list of Investment Portfolios and Investment Portfolio investment adviser information attached to this prospectus supplement.


In the "INVESTMENT OPTIONS" section, add the following disclosure after the fourth paragraph:


      The Investment Portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a "managed volatility strategy").


      (a) AB Global Dynamic Allocation Portfolio


      (b) Allianz Global Investors Dynamic Multi-Asset Plus Portfolio


      (c) AQR Global Risk Balanced Portfolio


      (d) BlackRock Global Tactical Strategies Portfolio


      (e) Invesco Balanced-Risk Allocation Portfolio


      (f) JPMorgan Global Active Allocation Portfolio

      (g) MetLife Balanced Plus Portfolio


      (h) MetLife Multi-Index Targeted Risk Portfolio


      (i) PanAgora Global Diversified Risk Portfolio


      (j) Pyramis(R) Managed Risk Portfolio


      (k) Schroders Global Multi-Asset Portfolio


      Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Investment Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by "smoothing" returns, which may result in an Investment Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Portfolios may offer the potential for higher returns.


      If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Investment Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Investment Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.


In the "INVESTMENT OPTIONS" section under "Dollar Cost Averaging," replace the third paragraph with the following:


      This program allows you to systematically transfer a set amount each month from the BlackRock Ultra-Short Term Bond Portfolio to any of the other available investment portfolio(s) you select. These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment or account value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for purchase payments or account value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.

4. LIVING BENEFITS


In the "LIVING BENEFITS" section under "Guaranteed Income Benefits - Electing GMIB Max or GMIB Plus III," replace the two bullets under "Investment Allocation Restrictions" with the following:


         o If you elect the GMIB Max, you must allocate all of your purchase payments and account value among five investment portfolios, and you will not be able to allocate purchase payments or account value to the BlackRock Ultra-Short Term Bond Portfolio.


         o If you elect the GMIB Plus III, you must allocate all of your purchase payments and account value according to the investment allocation restrictions described above in "Purchase -- Investment Allocation Restrictions for Certain Riders." If you elect the GMIB Plus III, you will be able to allocate purchase payments and account value to the BlackRock Ultra-Short Term Bond Portfolio.


5. ANNUITY PAYMENTS (THE INCOME PHASE)


In the "ANNUITY PAYMENTS (THE INCOME PHASE)" section, replace the "Fixed Annuity Payments" paragraph with the following:


      FIXED ANNUITY PAYMENTS


      The Adjusted Contract Value (defined above under "Variable Annuity Payments") is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.


6. OTHER INFORMATION


In the "OTHER INFORMATION" section under "First MetLife Investors," add the following paragraph:


      On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its retail segment and is currently evaluating structural alternatives for such a separation. Any separation transaction that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions. Because the form of a separation has not yet been set, MetLife, Inc. cannot currently provide a specific potential completion date or information about the potential impact on the financial strength of any company that issues variable insurance products. No assurance can be given regarding the form that a separation transaction may take or the specific terms thereof, or that a separation will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract, and First MetLife Investors Insurance Company will remain fully responsible for its respective contractual obligations to variable contract owners.


In the "OTHER INFORMATION" section under "Requests and Elections," the fax number is changed to (877) 547-9666 and metlifeinvestors.com is replaced with metlife.com.


7. INVESTMENT PORTFOLIO EXPENSES TABLE


Replace the Investment Portfolio Expenses Table in the prospectus with the Investment Portfolio Fees and Expenses Table attached to this prospectus supplement.


8. APPENDIX B


Replace Appendix B with the Appendix B attached to this prospectus supplement.



        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE


                                                        Telephone: 800-343-8496

INVESTMENT PORTFOLIO FEES AND EXPENSES

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.



                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
MET INVESTORS SERIES TRUST
 AB Global Dynamic Allocation Portfolio        0.61%         0.25%       0.03%

 Allianz Global Investors Dynamic Multi-      0.68%         0.25%        0.42%
  Asset Plus Portfolio

 American Funds(R) Balanced Allocation         0.06%         0.55%         --
  Portfolio

 American Funds(R) Growth Allocation          0.06%         0.55%        0.01%
  Portfolio

 American Funds(R) Moderate Allocation         0.06%         0.55%       0.01%
  Portfolio

 AQR Global Risk Balanced Portfolio           0.61%         0.25%        0.03%

 BlackRock Global Tactical Strategies          0.66%         0.25%       0.01%
  Portfolio

 Invesco Balanced-Risk Allocation             0.64%         0.25%        0.03%
  Portfolio

 JPMorgan Global Active Allocation             0.72%         0.25%       0.06%
  Portfolio

 MetLife Asset Allocation 100 Portfolio       0.07%         0.25%        0.01%

 MetLife Balanced Plus Portfolio               0.24%         0.25%         --

 MetLife Multi-Index Targeted Risk            0.17%         0.25%        0.02%
  Portfolio

 PanAgora Global Diversified Risk              0.65%         0.25%       0.60%
  Portfolio

 Pyramis(R) Government Income Portfolio       0.42%         0.25%        0.03%

 Pyramis(R) Managed Risk Portfolio             0.45%         0.25%       0.04%

 Schroders Global Multi-Asset Portfolio       0.64%         0.25%        0.08%

 SSGA Growth and Income ETF Portfolio          0.31%         0.25%         --

 SSGA Growth ETF Portfolio                    0.32%         0.25%        0.02%

 METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index Portfolio      0.25%         0.30%        0.03%

 BlackRock Ultra-Short Term Bond               0.34%         0.25%       0.03%
  Portfolio

 MetLife Asset Allocation 20 Portfolio        0.09%         0.25%        0.02%

 MetLife Asset Allocation 40 Portfolio         0.06%         0.25%         --

 MetLife Asset Allocation 60 Portfolio        0.05%         0.25%         --

 MetLife Asset Allocation 80 Portfolio         0.05%         0.25%         --




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR       ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------ ----------- ----------- --------------- ----------
MET INVESTORS SERIES TRUST
 AB Global Dynamic Allocation Portfolio       0.02%       0.91%         0.02%         0.89%

 Allianz Global Investors Dynamic Multi-     0.02%       1.37%         0.15%         1.22%
  Asset Plus Portfolio

 American Funds(R) Balanced Allocation        0.42%       1.03%           --          1.03%
  Portfolio

 American Funds(R) Growth Allocation         0.43%       1.05%           --          1.05%
  Portfolio

 American Funds(R) Moderate Allocation        0.40%       1.02%           --          1.02%
  Portfolio

 AQR Global Risk Balanced Portfolio          0.01%       0.90%         0.01%         0.89%

 BlackRock Global Tactical Strategies         0.12%       1.04%         0.03%         1.01%
  Portfolio

 Invesco Balanced-Risk Allocation            0.03%       0.95%         0.03%         0.92%
  Portfolio

 JPMorgan Global Active Allocation              --        1.03%         0.04%         0.99%
  Portfolio

 MetLife Asset Allocation 100 Portfolio      0.68%       1.01%           --          1.01%

 MetLife Balanced Plus Portfolio              0.42%       0.91%         0.00%         0.91%

 MetLife Multi-Index Targeted Risk           0.22%       0.66%           --          0.66%
  Portfolio

 PanAgora Global Diversified Risk             0.04%       1.54%         0.20%         1.34%
  Portfolio

 Pyramis(R) Government Income Portfolio        --        0.70%         0.00%         0.70%

 Pyramis(R) Managed Risk Portfolio            0.53%       1.27%         0.11%         1.16%

 Schroders Global Multi-Asset Portfolio      0.01%       0.98%           --          0.98%

 SSGA Growth and Income ETF Portfolio         0.22%       0.78%           --          0.78%

 SSGA Growth ETF Portfolio                   0.24%       0.83%           --          0.83%

 METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index Portfolio       --        0.58%         0.01%         0.57%

 BlackRock Ultra-Short Term Bond                --        0.62%         0.02%         0.60%
  Portfolio

 MetLife Asset Allocation 20 Portfolio       0.52%       0.88%         0.01%         0.87%

 MetLife Asset Allocation 40 Portfolio        0.56%       0.87%           --          0.87%

 MetLife Asset Allocation 60 Portfolio       0.60%       0.90%           --          0.90%

 MetLife Asset Allocation 80 Portfolio        0.65%       0.95%           --          0.95%


The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2016 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.

Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

INVESTMENT OPTIONS


MET INVESTORS SERIES TRUST

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers) is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     AB Global Dynamic Allocation Portfolio (Class B)*

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio (Class B)*

     American Funds(R) Balanced Allocation Portfolio (Class C)

     American Funds(R) Growth Allocation Portfolio (Class C)

     American Funds(R) Moderate Allocation Portfolio (Class C)

     AQR Global Risk Balanced Portfolio (Class B)*

     BlackRock Global Tactical Strategies Portfolio (Class B)*

     Invesco Balanced-Risk Allocation Portfolio (Class B)*

     JPMorgan Global Active Allocation Portfolio (Class B)*

     MetLife Asset Allocation 100 Portfolio (Class B)

     MetLife Balanced Plus Portfolio (Class B)*

     MetLife Multi-Index Targeted Risk Portfolio (Class B)*

     PanAgora Global Diversified Risk Portfolio (Class B)*

     Pyramis(R) Government Income Portfolio (Class B)*

     Pyramis(R) Managed Risk Portfolio (Class B)*

     Schroders Global Multi-Asset Portfolio (Class B)*

     SSGA Growth and Income ETF Portfolio (Class B)

     SSGA Growth ETF Portfolio (Class B)



METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers. The following portfolios are available under the contract:


     Barclays Aggregate Bond Index Portfolio (Class G)*

     BlackRock Ultra-Short Term Bond Portfolio (Class B) (formerly BlackRock Money Market Portfolio)

     MetLife Asset Allocation 20 Portfolio (Class B)

     MetLife Asset Allocation 40 Portfolio (Class B)

     MetLife Asset Allocation 60 Portfolio (Class B)

     MetLife Asset Allocation 80 Portfolio (Class B)


 * If you elect the GMIB Max I rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase - Investment Allocation Restrictions for Certain Riders.") These Investment Portfolios are also available for investment if you do not elect the GMIB Max I rider.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS


Below are the advisers and subadvisers and investment objective of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVE WILL BE ACHIEVED.



             INVESTMENT PORTFOLIO                          INVESTMENT OBJECTIVE
--------------------------------------------- ----------------------------------------------
 MET INVESTORS SERIES TRUST

 AB Global Dynamic Allocation Portfolio       Seeks capital appreciation and current
 (Class B)*                                   income.
 Allianz Global Investors Dynamic             Seeks total return.
 Multi-Asset Plus Portfolio (Class B)*
 American Funds(R) Balanced Allocation        Seeks a balance between a high level of
 Portfolio (Class C)                          current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 American Funds(R) Growth Allocation          Seeks growth of capital.
 Portfolio (Class C)
 American Funds(R) Moderate Allocation        Seeks a high total return in the form of
 Portfolio (Class C)                          income and growth of capital, with a greater
                                              emphasis on income.
 AQR Global Risk Balanced Portfolio           Seeks total return.
 (Class B)*
 BlackRock Global Tactical Strategies         Seeks capital appreciation and current
 Portfolio (Class B)*                         income.
 Invesco Balanced-Risk Allocation Portfolio   Seeks total return.
 (Class B)*
 JPMorgan Global Active Allocation            Seeks capital appreciation and current
 Portfolio (Class B)*                         income.
 MetLife Asset Allocation 100 Portfolio       Seeks growth of capital.
 (Class B)
 MetLife Balanced Plus Portfolio (Class B)*   Seeks a balance between a high level of
                                              current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 MetLife Multi-Index Targeted Risk            Seeks a balance between growth of capital
 Portfolio (Class B)*                         and current income, with a greater emphasis
                                              on growth of capital.
 PanAgora Global Diversified Risk             Seeks total return.
 Portfolio (Class B)*
 Pyramis(R) Government Income Portfolio       Seeks a high level of current income,
 (Class B)*                                   consistent with preservation of principal.
 Pyramis(R) Managed Risk Portfolio            Seeks total return.
 (Class B)*
 Schroders Global Multi-Asset Portfolio       Seeks capital appreciation and current
 (Class B)*                                   income.
 SSGA Growth and Income ETF Portfolio         Seeks growth of capital and income.
 (Class B)
 SSGA Growth ETF Portfolio (Class B)          Seeks growth of capital.
 METROPOLITAN SERIES FUND

 Barclays Aggregate Bond Index Portfolio      Seeks to track the performance of the
 (Class G)*                                   Barclays U.S. Aggregate Bond Index.



             INVESTMENT PORTFOLIO                   INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- -----------------------------------------
 MET INVESTORS SERIES TRUST

 AB Global Dynamic Allocation Portfolio       MetLife Advisers, LLC
 (Class B)*                                   Subadviser: AllianceBernstein L.P.
 Allianz Global Investors Dynamic             MetLife Advisers, LLC
 Multi-Asset Plus Portfolio (Class B)*        Subadviser: Allianz Global Investors
                                              U.S. LLC
 American Funds(R) Balanced Allocation        MetLife Advisers, LLC
 Portfolio (Class C)
 American Funds(R) Growth Allocation          MetLife Advisers, LLC
 Portfolio (Class C)
 American Funds(R) Moderate Allocation        MetLife Advisers, LLC
 Portfolio (Class C)
 AQR Global Risk Balanced Portfolio           MetLife Advisers, LLC
 (Class B)*                                   Subadviser: AQR Capital Management, LLC
 BlackRock Global Tactical Strategies         MetLife Advisers, LLC
 Portfolio (Class B)*                         Subadviser: BlackRock Financial
                                              Management, Inc.
 Invesco Balanced-Risk Allocation Portfolio   MetLife Advisers, LLC
 (Class B)*                                   Subadviser: Invesco Advisers, Inc.
 JPMorgan Global Active Allocation            MetLife Advisers, LLC
 Portfolio (Class B)*                         Subadviser: J.P. Morgan Investment
                                              Management Inc.
 MetLife Asset Allocation 100 Portfolio       MetLife Advisers, LLC
 (Class B)
 MetLife Balanced Plus Portfolio (Class B)*   MetLife Advisers, LLC
                                              Subadviser: Overlay Portion: Pacific
                                              Investment Management Company LLC
 MetLife Multi-Index Targeted Risk            MetLife Advisers, LLC
 Portfolio (Class B)*                         Subadviser: Overlay Portion: MetLife
                                              Investment Advisors, LLC
 PanAgora Global Diversified Risk             MetLife Advisers, LLC
 Portfolio (Class B)*                         Subadviser: PanAgora Asset Management,
                                              Inc.
 Pyramis(R) Government Income Portfolio       MetLife Advisers, LLC
 (Class B)*                                   Subadviser: FIAM LLC
 Pyramis(R) Managed Risk Portfolio            MetLife Advisers, LLC
 (Class B)*                                   Subadviser: FIAM LLC
 Schroders Global Multi-Asset Portfolio       MetLife Advisers, LLC
 (Class B)*                                   Subadvisers: Schroder Investment
                                              Management North America Inc.; Schroder
                                              Investment Management North America
                                              Limited
 SSGA Growth and Income ETF Portfolio         MetLife Advisers, LLC
 (Class B)                                    Subadviser: SSGA Funds Management, Inc.
 SSGA Growth ETF Portfolio (Class B)          MetLife Advisers, LLC
                                              Subadviser: SSGA Funds Management, Inc.
 METROPOLITAN SERIES FUND

 Barclays Aggregate Bond Index Portfolio      MetLife Advisers, LLC
 (Class G)*                                   Subadviser: MetLife Investment Advisors,
                                              LLC

           INVESTMENT PORTFOLIO                          INVESTMENT OBJECTIVE                  INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ----------------------------------------------- ------------------------------------
 BlackRock Ultra-Short Term Bond           Seeks a high level of current income            MetLife Advisers, LLC
 Portfolio (Class B) (formerly BlackRock   consistent with preservation of capital.        Subadviser: BlackRock Advisors, LLC
 Money Market Portfolio)
 MetLife Asset Allocation 20 Portfolio     Seeks a high level of current income, with      MetLife Advisers, LLC
 (Class B)                                 growth of capital as a secondary objective.
 MetLife Asset Allocation 40 Portfolio     Seeks high total return in the form of income   MetLife Advisers, LLC
 (Class B)                                 and growth of capital, with a greater
                                           emphasis on income.
 MetLife Asset Allocation 60 Portfolio     Seeks a balance between a high level of         MetLife Advisers, LLC
 (Class B)                                 current income and growth of capital, with a
                                           greater emphasis on growth of capital.
 MetLife Asset Allocation 80 Portfolio     Seeks growth of capital.                        MetLife Advisers, LLC
 (Class B)

 * If you elect the GMIB Max I rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase - Investment Allocation Restrictions for Certain Riders.") These Investment Portfolios are also available for investment if you do not elect the GMIB Max I rider.



                                      B-2